UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006


ITEM 1.     REPORTS TO STOCKHOLDERS.


_______________________________________________________________________________

AllianceBernstein Exchange Reserves

Semi-Annual Report

March 31, 2006
_______________________________________________________________________________


     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the funds, and is a member of the NASD.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

FUND EXPENSES
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                     Beginning                    Ending
                   Account Value              Account Value             Expenses Paid
                  October 1, 2005             March 31, 2006            During Period*
               ----------------------  ----------------------------  ---------------------
                Actual   Hypothetical     Actual     Hypothetical**   Actual  Hypothetical
               --------  ------------  -----------   --------------  -------  ------------
Class A        $  1,000    $  1,000    $  1,015.98    $  1,019.50    $  5.48    $  5.49
Class B        $  1,000    $  1,000    $  1,013.73    $  1,017.20    $  7.78    $  7.80
Class C        $  1,000    $  1,000    $  1,015.00    $  1,018.45    $  6.53    $  6.54
Advisor Class  $  1,000    $  1,000    $  1,017.51    $  1,020.99    $  3.97    $  3.98
Class R        $  1,000    $  1,000    $  1,016.35    $  1,019.50    $  5.48    $  5.49
Class K        $  1,000    $  1,000    $  1,019.18    $  1,021.64    $  3.32    $  3.33
Class I        $  1,000    $  1,000    $  1,018.75    $  1,022.39    $  2.57    $  2.57

-------------------------------------------------------------------------------
* Expenses are equal to the classes' annualized expense ratios of 1.09%, 1.55%, 1.30%, 0.79%, 1.09%, 0.66% and 0.51%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**  Assumes 5% return before expenses.

PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

Principal
 Amount
  (000)   Security                    Yield         Value
-----------------------------------------------------------
          COMMERCIAL
          PAPER-76.0%
          Abbey National NA LLC
$  7,900  4/11/06                     4.59%  $    7,891,942
          American Express Credit
          Corp.
   8,200  4/04/06                     4.42        8,198,993
          American General
          Finance Corp.
  18,200  4/27/06                     4.75       18,142,367
          Banque Caisse d'Epargne
  19,000  4/03/06                     4.40       19,000,000
          Barclays USA Funding
          Corp.
  18,200  6/12/06                     4.84       18,028,718
          Bear Stearns Co., Inc.
   6,500  4/18/06                     4.68        6,487,325
          BNP Paribas Finance, Inc.
  18,200  4/13/06                     4.63       18,176,618
          Canadian Imperial
          Holldings
   7,900  4/13/06                     4.63        7,889,840
          CBA (Finance) Delaware,
          Inc.
   7,800  4/20/06                     4.74        7,782,541
          Citigroup Funding, Inc.
  18,200  4/07/06                     4.58       18,190,738
          Danske Corp.
   7,900  5/03/06 (a)                 4.76        7,868,663
          Dexia Delaware LLC
   7,100  4/04/06                     4.56        7,099,101
          Fountain Square
          Commerce Funding
  18,200  4/19/06 (a)                 4.70       18,161,982
          Galaxy Funding, Inc.
  18,000  5/04/06 (a)                 4.60       17,928,700
          General Electric Capital
          Corp.
  17,800  4/05/06                     4.56       17,795,491
          ING Insurance Holdings,
          Inc.
   7,700  4/06/06                     4.57        7,697,067
          Lloyds TSB Bank Plc
  18,200  4/05/06                     4.78       18,195,167
          Merrill Lynch & Co.
   7,900  4/06/06                     4.68        7,896,919
          Nordea North America,
          Inc.
   6,600  6/26/06                     4.84        6,525,464
          Old Line Funding Corp.
   7,700  4/18/06 (a)                 4.69        7,684,953
          Park Avenue Receivable
          Corp.
  18,200  4/24/06 (a)                 4.74       18,149,677
          Rabobank USA Financial
          Corp.
   6,200  4/03/06                     4.83        6,200,000
          Svenska Handelsbanken
          AB
   8,200  4/03/06                     4.43        8,200,000
          Toronto Dominion
          Holdings, Inc.
   6,600  6/28/06                     4.85        6,523,532
          Toyota Motor Credit Corp.
  18,200  4/12/06                     4.63       18,178,933
          Triple A1 Funding Corp.
   7,800  4/10/06 (a)                 4.75        7,792,796
          UBS Finance Delaware,
          Inc.
  18,000  4/03/06                     4.83       18,000,000
          Variable Funding Capital
          Corp.
   7,900  4/25/06 (a)                 4.75        7,877,068
          Windmill Funding Corp.
   6,600  4/24/06 (a)                 4.71        6,581,866
                                               ------------
          Total Commercial Paper
          (amortized cost
          $344,146,461)                         344,146,461
                                               ------------
          CERTIFICATES OF
          DEPOSIT-20.0%
          Calyon North America,
          Inc.
  18,200  4/17/06                     4.68       18,166,876
          Credit Suisse First
          Boston, Inc.
   6,600  4/20/06 (a)                 4.75        6,600,000
          Depfa Bank Plc
   7,900  5/15/06                     4.75        7,900,000
          HBOS Treasury Services
          PLC
  17,800  6/06/06                     4.79       17,800,000
          Royal Bank Scotland Plc
  13,400  1/12/07                     4.76       13,400,504
          Suntrust Bank
   8,200  7/31/06                     4.62        8,200,000
          Wells Fargo Bank NA
  18,200  4/05/06                     4.73       18,200,000
                                               ------------
          Total Certificates of
          Deposit
          (amortized cost
          $90,267,380)                           90,267,380
                                               ------------

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


Principal
 Amount
  (000)   Security                    Yield         Value
-----------------------------------------------------------
          FLOATING
          RATE NOTES-4.2%
          CC USA Inc.
$  9,300  1/10/07 (a)                 4.69%  $    9,300,000
          Sigma Finance, Inc.
          MTN
   9,800  7/25/06 (a)                 4.69        9,802,767
                                             --------------
          Total Floating Rate Notes
          (amortized cost
          $19,102,767)                           19,102,767
                                             --------------
          TOTAL
          INVESTMENTS-100.2%
          (amortized cost
          $453,516,608)                         453,516,608
          Other assets less
          liabilities-(0.2%)                       (790,327)
                                             --------------
          NET ASSETS-100%                    $  452,726,281
                                             ==============

-------------------------------------------------------------------------------
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $117,748,472 or 26.0% of net assets.

      Glossary:

      MTN - Medium Term Note

      See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
March 31, 2006 (unaudited)
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (cost $453,516,608)    $  453,516,608
   Cash                                                              108,499
   Receivable for capital stock sold                                 687,415
   Interest receivable                                               534,152
                                                              --------------
   Total assets                                                  454,846,674
                                                              --------------
LIABILITIES
   Payable for capital stock redeemed                              1,144,788
   Transfer agent fee payable                                        487,768
   Printing fee payable                                              150,976
   Distribution fee payable                                          141,093
   Advisory fee payable                                              102,402
   Administrative fee payable                                            783
   Dividends payable                                                     247
   Accrued expenses                                                   92,336
                                                              --------------
   Total liabilities                                               2,120,393
                                                              --------------
NET ASSETS                                                    $  452,726,281
                                                              ==============
COMPOSITION OF NET ASSETS
   Capital stock, at par                                      $      452,719
   Additional paid-in capital                                    452,299,577
   Accumulated net realized loss on investment transactions          (26,015)
                                                              --------------
                                                              $  452,726,281
                                                              ==============

Net Asset Value Per Share--unlimited shares authorized, $0.001 par value

                                  Shares          Net Asset
   Class    Net Assets         Outstanding          Value
----------------------------------------------------------
A         $  249,365,776       249,360,513        $   1.00
B         $   87,794,631        87,792,169        $   1.00
C         $   25,874,514        25,873,358        $   1.00
Advisor   $   83,041,300        83,042,682        $   1.00
R         $       15,857            15,856        $   1.00
K         $    6,215,327         6,215,308        $   1.00
I         $      418,876           418,848        $   1.00

-------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2006 (unaudited)
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                    $  10,102,696

EXPENSES
   Advisory fee                                     588,647
   Distribution fee--Class A                        384,865
   Distribution fee--Class B                        497,903
   Distribution fee--Class C                        105,297
   Distribution fee--Class R                             38
   Distribution fee--Class K                          1,949
   Transfer agency--Class A                         505,658
   Transfer agency--Class B                         199,144
   Transfer agency--Class C                          55,784
   Transfer agency--Advisor Class                   166,486
   Transfer agency--Class R                              15
   Transfer agency--Class K                           1,559
   Transfer agency--Class I                             247
   Printing                                         118,135
   Custodian                                         99,595
   Registration fees                                 59,447
   Legal                                             42,023
   Administrative                                    36,800
   Audit                                             19,258
   Trustees' fees                                    13,200
   Miscellaneous                                     21,219
                                                -----------
   Total expenses                                 2,917,269
   Less: expenses waived (see Note C)              (159,575)
   Less: expense offset arrangement (see Note B)    (13,860)
                                                -----------
   Net expenses                                                    2,743,834
                                                                 -----------
   Net investment income                                           7,358,862
                                                                 -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $ 7,358,862
                                                                 ===========

-------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

                                               Six Months Ended     Year Ended
                                                March 31, 2006     September 30,
                                                  (unaudited)          2005
                                                 -------------     -------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income                         $   7,358,862     $  16,582,505
   Net realized loss on investment transactions             -0-           (4,164)
                                                 -------------     -------------
   Net increase in net assets from operations        7,358,862        16,578,341

DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
      Class A                                       (4,075,549)       (4,372,551)
      Class B                                       (1,350,171)       (1,849,002)
      Class C                                         (416,549)         (522,685)
      Advisor Class                                 (1,476,794)       (9,837,522)
      Class R                                             (243)             (144)
      Class K                                          (32,111)             (140)
      Class I                                           (7,445)             (461)

TRANSACTION IN SHARES OF BENEFICIAL INTEREST
   Net decrease                                    (35,363,830)     (326,787,388)
                                                 -------------     -------------
   Total decrease                                  (35,363,830)     (326,791,552)

NET ASSETS
   Beginning of period                             488,090,111       814,881,663
                                                 -------------     -------------
   End of period                                 $ 452,726,281     $ 488,090,111
                                                 =============     =============

-------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2006 (unaudited)
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

NOTE A: Significant Accounting Policies

AllianceBernstein Exchange Reserves (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AllianceBernstein Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other AllianceBernstein Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for AllianceBernstein Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the AllianceBernstein Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B shares of other AllianceBernstein Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other AllianceBernstein Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of AllianceBernstein Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the AllianceBernstein Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another AllianceBernstein Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other AllianceBernstein Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AllianceBernstein Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses.

Class R, Class K, and Class I shares are sold for cash or in exchange of the same class of shares of another AllianceBernstein Mutual Fund without an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

2. Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their relative net assets.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: Advisory Fee and other Transactions with Affiliates

The Fund pays its Adviser, AllianceBernstein L.P. (prior to February 24, 2006 known as Alliance Capital Management L.P.), an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2006, such reimbursements totaled $36,800.

For the six months ended March 31, 2006, the Fund's expenses were reduced by $13,860 under an expense offset arrangement with AllianceBernstein Investor Services, Inc. (prior to February 24, 2006 known as Alliance Global Investor Services, Inc.) ("ABIS").

AllianceBernstein Investments, Inc. (prior to February 24, 2006 known as AllianceBernstein Investment Research and Management, Inc.) (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received $595, $86,030, and $4,777 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the six months ended March 31, 2006.

The Fund compensates ABIS, a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $311,657 for the six months ended March 31, 2006.


NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to ..50% of the Fund's average daily net assets

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

attributable to Class A and Class R shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares. For the six months ended March 31, 2006, the Distributor has voluntarily agreed to waive a portion of the distribution fees in the amount of $124,476 and $35,099 and the effective annual rate is ..75% and .50% for the Class B and Class C shares, respectively.


NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At March 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 2005, the Fund had a capital loss carryforward of $24,863, of which $21,851 expires in 2010 and $3,012 expires in the year 2013. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. For the fiscal year ended September 30, 2005 the Fund deferred to October 1, 2005 post October capital losses of $1,149. The dividends paid by the Fund for the six months ended March 31, 2006 are deemed to be ordinary income for federal income tax purposes.


NOTE E: Transactions in Shares of Beneficial Interest

Transactions, all at $1.00 per share, were as follows:

                                                       CLASS A
                                          -----------------------------------
                                          Six Months Ended       Year Ended
                                           March 31, 2006       September 30,
                                             (unaudited)            2005
                                          ----------------      -------------
Shares sold                                     92,953,822        245,043,596
Shares issued on reinvestment of dividends       4,075,505          4,372,552
Shares converted from Class B                    3,345,340          8,734,515
Shares redeemed                               (115,105,826)      (267,074,835)
                                              ------------       ------------
Net decrease                                   (14,731,159)        (8,924,172)
                                              ============       ============

                                                       CLASS B
                                          -----------------------------------
                                          Six Months Ended       Year Ended
                                           March 31, 2006       September 30,
                                             (unaudited)            2005
                                          ----------------      -------------
Shares sold                                     13,748,995         47,409,422
Shares issued on reinvestment of dividends       1,350,006          1,849,002
Shares converted to Class A                     (3,345,340)        (8,734,515)
Shares redeemed                                (35,673,895)      (108,497,191)
                                              ------------       ------------
Net decrease                                   (23,920,234)       (67,973,282)
                                              ============       ============

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

                                                       CLASS C
                                          -----------------------------------
                                          Six Months Ended       Year Ended
                                           March 31, 2006       September 30,
                                             (unaudited)            2005
                                          ----------------      -------------
Shares sold                                      9,520,981         23,550,722
Shares issued on reinvestment of dividends         416,466            522,685
Shares redeemed                                (12,329,191)       (36,357,125)
                                              ------------       ------------
Net decrease                                    (2,391,744)       (12,283,718)
                                              ============       ============

                                                    ADVISOR CLASS
                                          -----------------------------------
                                          Six Months Ended       Year Ended
                                           March 31, 2006       September 30,
                                             (unaudited)            2005
                                          ----------------      -------------
Shares sold                                     10,660,943        305,280,901
Shares issued on reinvestment of dividends       1,476,797          9,837,522
Shares redeemed                                (12,809,900)      (553,056,767)
                                              ------------       ------------
Net decrease                                      (672,160)      (237,938,344)
                                              ============       ============

                                                       CLASS R
                                          -----------------------------------
                                          Six Months Ended  March 1, 2005 (a)
                                           March 31, 2006   to September 30,
                                             (unaudited)           2005
                                          ----------------  -----------------
Shares sold                                          1,222             14,746
Shares issued on reinvestment of dividends             243                144
Shares redeemed                                       (164)              (335)
                                              ------------       ------------
Net increase                                         1,301             14,555
                                              ============       ============

                                                       CLASS K
                                          -----------------------------------
                                          Six Months Ended  March 1, 2005 (a)
                                           March 31, 2006   to September 30,
                                             (unaudited)           2005
                                          ----------------  -----------------
Shares sold                                      6,174,986             10,100
Shares issued on reinvestment of dividends          32,111                140
Shares redeemed                                     (1,897)              (132)
                                              ------------       ------------
Net increase                                     6,205,200             10,108
                                              ============       ============

                                                       CLASS I
                                          -----------------------------------
                                          Six Months Ended  March 1, 2005 (a)
                                           March 31, 2006   to September 30,
                                             (unaudited)           2005
                                          ----------------  -----------------
Shares sold                                        233,695            388,491
Shares issued on reinvestment of dividends           7,446                460
Shares redeemed                                   (129,758)           (81,486)
                                              ------------       ------------
Net increase                                       111,383            307,465
                                              ============       ============

(a)   Commencement of distributions.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

NOTE F: Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--The Fund's primary risks are interest rate risk and credit risk. Because the Fund invests in short-term securities, a decline in interest rates will affect the Fund's yield as the securities mature or are sold and the Fund purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seek to maintain stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase in interest rates would change the value of your investment.

Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund's invests in highly-rated securities to minimize credit risk.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE G: Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

In addition, the Independent Trustees of the Fund ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). All of the actions removed to federal court were also transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 26, 2006, the Adviser, Alliance Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. On April 11, 2006, the Court dismissed the Writ and later granted defendants a 30-day stay to file an appeal. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services,
(ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the Funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. Plaintiffs have moved for leave to amend their consolidated complaint.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

FINANCIAL HIGHLIGHTS
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        CLASS A
                                       -------------------------------------------------------------------------
                                        Six Months
                                          Ended
                                        March 31,                   Year Ended September 30,
                                           2006         --------------------------------------------------------
                                       (unaudited)       2005        2004        2003        2002        2001
                                       -------------------------------------------------------------------------
Net asset value, beginning of period     $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                       -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .0161          .0161       .0008(a)    .0040(a)    .0100       .0414
Net realized gain (loss) on investment
  transactions(b)                            -0-            -0-         -0-         -0-         -0-         -0-
                                       -------------------------------------------------------------------------
Net increase in net asset value from
  operations                              .0161          .0161       .0008       .0040       .0100       .0414
                                       -------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income     (.0161)        (.0161)     (.0008)     (.0040)     (.0100)     (.0414)
Distributions from net realized gain on
  investment transactions                    -0-            -0-         -0-         -0-         -0-(b)      -0-
                                       -------------------------------------------------------------------------
Total dividends and distributions        (.0161)        (.0161)     (.0008)     (.0040)     (.0100)     (.0414)
                                       -------------------------------------------------------------------------
Net asset value, end of period           $ 1.00         $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                       =========================================================================
TOTAL RETURN
Total investment return based on net
  asset value(c)                           1.60%         1.63%        .09%        .37%       1.01%       4.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)    $249          $264         $273        $362       $786        $664
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                 1.09%(d)(e)   1.13%        1.11%       .95%        .97%        .96%
  Expenses, before
    waivers/reimbursements                 1.09%(d)(e)   1.13%        1.15%      1.03%        .97%        .96%
  Net investment income                    3.20%(d)(e)   1.62%         .08%(a)    .40%(a)     .99%       4.09%

-------------------------------------------------------------------------------
See footnote summary on page 21.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        CLASS B
                                       -------------------------------------------------------------------------
                                        Six Months
                                          Ended
                                        March 31,                   Year Ended September 30,
                                           2006         --------------------------------------------------------
                                       (unaudited)       2005        2004        2003        2002        2001
                                       -------------------------------------------------------------------------
Net asset value, beginning of period     $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                       -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                    .0138(a)       .0137(a)    .0003(a)    .0011(a)    .0051       .0364
Net realized gain (loss) on investment
  transactions(b)                           -0-            -0-         -0-         -0-         -0-         -0-
                                       -------------------------------------------------------------------------
Net increase in net asset value from
  operations                             .0138          .0137       .0003       .0011       .0051       .0364
                                       -------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income    (.0138)        (.0137)     (.0003)     (.0011)     (.0051)     (.0364)
Distributions from net realized gain on
  investment transactions                   -0-            -0-         -0-         -0-         -0-(b)      -0-
                                       -------------------------------------------------------------------------
Total dividends and distributions       (.0138)        (.0137)     (.0003)     (.0011)     (.0051)     (.0364)
                                       -------------------------------------------------------------------------
Net asset value, end of period           $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                       =========================================================================
TOTAL RETURN
Total investment return based on net
  asset value(c)                          1.37%          1.38%        .04%        .10%        .51%       3.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)    $88           $112        $180        $293        $432        $386
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                1.55%(d)(e)    1.36%       1.16%       1.24%       1.48       %1.47%
  Expenses, before
    waivers/reimbursements                1.80%(d)(e)    1.61%       1.65%       1.54%       1.48%       1.47%
  Net investment income                   2.74%(a)(d)(e) 1.31%(a)     .03%(a)     .11%(a)     .51%       3.43%


-------------------------------------------------------------------------------
See footnote summary on page 21.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        CLASS C
                                       -------------------------------------------------------------------------
                                        Six Months
                                          Ended
                                        March 31,                   Year Ended September 30,
                                           2006         --------------------------------------------------------
                                       (unaudited)       2005        2004        2003        2002        2001
                                       -------------------------------------------------------------------------
Net asset value, beginning of period      $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                       -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .0151(a)       .0161(a)    .0008(a)    .0017(a)    .0075       .0389
Net realized gain (loss) on investment
  transactions(b)                            -0-            -0-         -0-         -0-         -0-         -0-
                                       -------------------------------------------------------------------------
Net increase in net asset value from
  operations                              .0151          .0161       .0008       .0017       .0075       .0389
                                       -------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income     (.0151)        (.0161)     (.0008)     (.0017)     (.0075)     (.0389)
Distributions from net realized gain on
  investment transactions                    -0-            -0-         -0-         -0-         -0-(b)      -0-
                                       -------------------------------------------------------------------------
Total dividends and distributions        (.0151)        (.0161)     (.0008)     (.0017)     (.0075)     (.0389)
                                       -------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                       =========================================================================
TOTAL RETURN
Total investment return based on net
  asset value(c)                           1.50%          1.63%        .09%        .15%        .76%       3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $26            $28         $41         $68        $108        $113
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements                 1.30%(d)(e)    1.12%       1.11%       1.18%       1.22%       1.22%
  Expenses, before
    waivers/reimbursements                 1.55%(d)(e)    1.37%       1.40%       1.29%       1.22%       1.22%
  Net investment income                    2.99%(a)(d)(e) 1.59%(a)     .08%(a)     .17%(a)     .77%       3.85%

-------------------------------------------------------------------------------
See footnote summary on page 21.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      ADVISOR CLASS
                                       -------------------------------------------------------------------------
                                        Six Months
                                          Ended
                                        March 31,                   Year Ended September 30,
                                           2006         --------------------------------------------------------
                                       (unaudited)       2005        2004        2003        2002        2001
                                       -------------------------------------------------------------------------
Net asset value, beginning of period      $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                       -------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .0176          .0211       .0055       .0076       .0150       .0464
Net realized gain (loss) on investment
  transactions(b)                            -0-            -0-         -0-         -0-         -0-         -0-
                                       -------------------------------------------------------------------------
Net increase in net asset value from
  operations                              .0176          .0211       .0055       .0076       .0150       .0464
                                       -------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income     (.0176)        (.0211)     (.0055)     (.0076)     (.0150)     (.0464)
Distributions from net realized gain on
  investment transactions                    -0-            -0-         -0-         -0-         -0-(b)      -0-
                                       -------------------------------------------------------------------------
Total dividends and distributions        (.0176)        (.0211)     (.0055)     (.0076)     (.0150)     (.0464)
                                       -------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                      ==========================================================================
TOTAL RETURN
Total investment return based on net
  asset value(c)                           1.75%          2.14%        .55%        .78%       1.51%       4.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $83            $84        $322        $280        $234         $70
Ratio of expenses to average net assets     .79%(d)(e)     .55%        .64%        .55%        .48%        .47%
Net investment income                      3.51%(d)(e)    2.17%        .55%        .76%       1.39%       3.76%

-------------------------------------------------------------------------------
See footnote summary on page 21.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                               CLASS R
                                                    ---------------------------
                                                       Six Months
                                                         Ended       March 1,
                                                        March 31,   2005(f) to
                                                          2006    September 30,
                                                      (unaudited)     2005
                                                    ---------------------------
Net asset value, beginning of period                     $1.00       $1.00
                                                    ---------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    .0164       .0126
Net realized gain on investment transactions(b)             -0-         -0-
                                                    ---------------------------
Net increase in net asset value from operations          .0164       .0126
                                                    ---------------------------
LESS: DIVIDENDS
Dividends from net investment income                    (.0164)     (.0126)
                                                    ---------------------------
Net asset value, end of period                           $1.00       $1.00
                                                    ===========================
TOTAL RETURN
Total investment return based on net asset value(c)       1.64%       1.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $16         $15
Ratio of expenses to average net assets(d)                1.09%(e)    1.13%
Net investment income(d)                                  3.21%(e)    2.09%

-------------------------------------------------------------------------------
See footnote summary on page 21.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                               CLASS K
                                                    ---------------------------
                                                       Six Months
                                                         Ended       March 1,
                                                        March 31,   2005(f) to
                                                          2006    September 30,
                                                      (unaudited)     2005
                                                    ---------------------------
Net asset value, beginning of period                     $1.00       $1.00
                                                    ---------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    .0192       .0140
Net realized gain on investment transactions(b)             -0-         -0-
                                                    ---------------------------
Net increase in net asset value from operations          .0192       .0140
                                                    ---------------------------
LESS: DIVIDENDS
Dividends from net investment income                    (.0192)     (.0140)
                                                    ---------------------------
Net asset value, end of period                           $1.00       $1.00
                                                    ===========================
TOTAL RETURN
Total investment return based on net asset value(c)       1.92%       1.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $6,215         $10
Ratio of expenses to average net assets(d)                 .66%(e)     .80%
Net investment income(d)                                  3.94%(e)    2.37%

-------------------------------------------------------------------------------
See footnote summary on page 21.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                               CLASS I
                                                    ---------------------------
                                                       Six Months
                                                         Ended       March 1,
                                                        March 31,   2005(f) to
                                                          2006    September 30,
                                                      (unaudited)     2005
                                                    ---------------------------
Net asset value, beginning of period                     $1.00       $1.00
                                                    ---------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    .0188       .0154
Net realized gain on investment transactions(b)             -0-         -0-
                                                    ---------------------------
Net increase in net asset value from operations          .0188       .0154
                                                    ---------------------------
LESS: DIVIDENDS
Dividends from net investment income                    (.0188)     (.0154)
                                                    ---------------------------
Net asset value, end of period                           $1.00       $1.00
                                                    ===========================
TOTAL RETURN
Total investment return based on net asset value(c)       1.88%       1.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $419        $307
Ratio of expenses to average net assets(d)                 .51%(e)     .66%
Net investment income(d)                                  3.80%(e)    2.86%

-------------------------------------------------------------------------------
(a)   Net of fees waived and expenses reimbursed.

(b)   Amount is less than $0.0001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) The ratio includes expenses attributable to estimated costs of proxy solicitation.

(f)   Commencement of distribution.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-Free (800) 221-5672


TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
D. James Guzy(1)
Marshall C. Turner, Jr.(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Raymond J. Papera, Senior Vice President
Maria R. Cona, Vice President
John Giaquinta, Vice President
Jason Moshos, Vice President
Emilie D. Wrapp, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111


LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


TRANSFER AGENT

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


DISTRIBUTOR

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

-------------------------------------------------------------------------------
(1) Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.

RESULTS OF SHAREHOLDERS MEETING
(unaudited)
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

A Special Meeting of the AllianceBernstein Exchange Reserves Fund (the "Fund") was held on November 15, 2005. At the November 15, 2005 Meeting, with respect to the first item of business, the election of Directors, and the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, the required number of outstanding shares voted in favor of each proposal, and each proposal was approved. A description of each proposal and number of shares voted at the Meetings are as follows: (the proposal numbers shown below correspond to the proposal numbers in the Fund's proxy statement):

1. The election of the Directors, each such Director to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

                                      Voted For         Withheld Authority
-------------------------------------------------------------------------------
   Ruth Block                        254,940,703            6,400,489
   David H. Dievler                  254,711,296            6,629,896
   John H. Dobkin                    254,999,825            6,341,367
   Michael J. Downey                 254,967,557            6,373,636
   William H. Foulk, Jr.             254,951,557            6,389,635
   D. James Guzy                     254,592,296            6,748,896
   Marc O. Mayer                     254,960,173            6,381,018
   Marshall C. Turner, Jr.           254,932,217            6,408,876

3. The amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions regarding:

                                           Voted For        Voted Against    Abstained       Broker Non-Votes
-------------------------------------------------------------------------------------------------------------
3.A.  Diversification                     212,891,047        5,555,047        4,293,547        38,601,552
3.B.  Issuing Senior Securities           212,015,225        6,329,807        4,394,608        38,601,552
      and Borrowing Money
3.C.  Underwriting Securities             212,145,227        5,905,271        4,689,142        38,601,552
3.D.  Concentration of Investments        213,232,022        5,135,673        4,371,946        38,601,552
3.E.  Real Estate and Companies           212,043,641        5,804,761        4,891,239        38,601,552
      that Deal in Real Estate
3.F.  Commodity Contracts and             211,928,381        6,063,237        4,748,022        38,601,552
      Futures Contracts
3.G.  Loans                               211,907,031        6,477,847        4,354,762        38,601,552
3.I.  Exercising Control                  212,388,590        5,919,672        4,431,378        38,601,552
3.J.  Other Investment Companies          212,340,727        5,874,935        4,523,978        38,601,552
3.L.  Purchases of Securities             211,708,259        6,473,273        4,558,108        38,601,552
      on Margin
3.M.  Short Sales                         211,908,873        6,528,429        4,302,338        38,601,552

RESULTS OF SHAREHOLDERS MEETING
(continued)
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

                                           Voted For        Voted Against    Abstained       Broker Non-Votes
-------------------------------------------------------------------------------------------------------------
3.N.  Pledging, Hypothecating,            211,761,513        6,591,794        4,386,333        38,601,552
      Mortgaging, or Otherwise
      Encumbering Assets
3.Q.  Unseasoned Companies                211,222,215        6,507,274        5,010,151        38,601,552
3.T.  Securities of Issuers in which      211,643,600        6,806,937        4,289,103        38,601,552
      Officers, or Directors, or
      Partners Have an Interest
3.V.  Option Transactions                 212,486,829        5,986,403        4,266,409        38,601,552
3.W.  Purchasing Voting or                211,629,213        6,707,134        4,403,294        38,601,552
      Other Securities

ALLIANCEBERNSTEIN FAMILY OF FUNDS
                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

------------------------------------------
Wealth Strategies Funds
------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

------------------------------------------
Blended Style Funds
------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

------------------------------------------
Growth Funds
------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund
Small Cap Growth Portfolio

Global & International

Global Health Care Fund
Global Research Growth Fund
Global Technology Fund
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

------------------------------------------
Value Funds
------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

------------------------------------------
Taxable Bond Funds
------------------------------------------
Global Government Income Trust*
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Intermediate Bond Portfolio*
Short Duration Portfolio
U.S. Government Portfolio

------------------------------------------
Municipal Bond Funds
------------------------------------------
National                Michigan
Insured National        Minnesota
Arizona                 New Jersey
California              New York
Insured California      Ohio
Florida                 Pennsylvania
Massachusetts           Virginia

------------------------------------------
Intermediate Municipal Bond Funds
------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

------------------------------------------
Closed-End Funds
------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

------------------------------------------
Retirement Strategies Funds
------------------------------------------
2000 Retirement Strategy
2005 Retirement Strategy
2010 Retirement Strategy
2015 Retirement Strategy
2020 Retirement Strategy
2025 Retirement Strategy
2030 Retirement Strategy
2035 Retirement Strategy
2040 Retirement Strategy
2045 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund. Prior to February 1, 2006, Global Government Income Trust was named Americas Government Income Trust and Intermediate Bond Portfolio was named Quality Bond Portfolio.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER'S EVALUATION OF INVESTMENT ADVISORY AGREEMENT(1)

The following is a summary of the evaluation of the investment advisory agreement between Alliance Capital Management L.P. (the "Adviser") and AllianceBernstein Exchange Reserves (the "Fund"), prepared by Philip L. Kirstein, the Senior Officer, for the independent Trustees of the Fund, as required by the Assurance of Discontinuance between the New York State Attorney General and the Adviser. The Senior Officer's evaluation of the investment advisory agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees which was provided to the independent directors in connection with their review of the proposed continuance of the investment advisory agreement. The Senior Officer's evaluation considered the following factors:

  1. Management fees charged to institutional and other clients of the Adviser for like services.

  2. Management fees charged by other mutual fund companies for like services.

  3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit.

  4. Profit margins of the Adviser and its affiliates from supplying such services.

  5.   Possible economies of scale as the Fund grows larger.

  6. Nature and quality of the Adviser's services including the performance of the Fund.

FUND ADVISORY FEES, EXPENSE REIMBURSEMENTS & RATIOS

The table below describes the Fund's advisory fee pursuant to the Investment Advisory Agreement.

                                                 Advisory Fee Based on % of
Fund                                              Average Daily Net Assets
--------------------------------------------------------------------------------
AllianceBernstein Exchange Reserves           First $1.25 billion        0.25%
                                              Next $0.25 billion         0.24%
                                              Next $0.25 billion         0.23%
                                              Next $0.25 billion         0.22%
                                              Next $1.0 billion          0.21%
                                              Excess of $3.0 billion     0.20%

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund as indicated below:

                                                                     As a %
                                                                   of average
Fund                                               Amount       daily net assets
--------------------------------------------------------------------------------
AllianceBernstein Exchange Reserves               $75,750            0.01

-------------------------------------------------------------------------------
(1) It should be noted that the information in the fee summary was completed on September 2, 2005 and presented to the Board of Trustees on September 14, 2005 in accordance with the Assurance of Discontinuance between the New York State Attorney General and the Adviser. It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Fund.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

The table below shows the Fund's expense ratio calculated from the beginning of the Fund's current fiscal year through May 31, 2005.

Fund                                      Expense Ratio(2),(3),(4),(5),(6)          Fiscal Year End
-----------------------------------------------------------------------------------------------------
AllianceBernstein Exchange Reserves         Class A                0.98%              September 30
                                            Class B (net)          1.27%
                                            Class B (gross)        1.52%
                                            Class C (net)          1.02%
                                            Class C (gross)        1.27%
                                            Class R                0.86%
                                            Class K                0.57%
                                            Class I                0.35%


I. MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors is normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund's third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Fund to the Adviser. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if the Fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Fund. However, with respect to the Fund the Adviser represented that there are no institutional products which have a substantially similar investment style as the Fund.

-------------------------------------------------------------------------------
(2) Expense ratios listed are gross except as noted otherwise and are calculated from the beginning of the Fund's current fiscal year through May 31, 2005.

(3) The expense ratios assume that the new Class R, K and I fee schedule had been in place since the beginning of the Fund's fiscal year.

(4) For Class K and Class I shares the expense ratios do not reflect the administrative services fee for third party record keeping services of 0.15% and 0.10% respectively.

(5) For Class R shares the expense ratios do not reflect the administrative services fee for third party record keeping services of 0.20%.

(6) AllianceBernstein Investment Research and Management Inc., (the "Principal Underwriter") is currently waiving 0.25% of the distribution services fee payable on Class B and C shares effectively reducing the distribution services fees on those Classes from 1.00% to 0.75% and from 0.75% to 0.50% respectively.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

The Adviser manages the Sanford C. Bernstein Fund, Inc., an open-end investment company. The Adviser charges the following fees to the Sanford C. Bernstein Fund, Inc. Portfolios with to some extent a similar investment style as the
Fund:

Fund                                                   Advisory Fee
--------------------------------------------------------------------------------
U.S. Government Short Duration Portfolio  0.50% of the first $250 million;
Short Duration Plus Portfolio             0.45% in excess of $250 million up to
                                          but not exceeding $750 million;
                                          0.40% in excess of $750 million

The Adviser also manages and sponsors retail mutual funds which are organized in jurisdictions outside the United States, generally Luxembourg, and sold to non-United States resident investors. The Adviser charges the following fee for an offshore mutual fund that invests in fixed income securities:

Asset Class                                                Fee(7)
--------------------------------------------------------------------------------
Fixed Income                                               0.65%

The Adviser provides sub-advisory investment services to other investment companies managed by other fund families. Set forth below is the name and fee schedule of the funds sub-advised by the Adviser that have a similar investment style as the Fund:

Fund                     Sub-advised Fund              Fee Schedule
--------------------------------------------------------------------------------
AllianceBernstein        EQ Money Market          0.13% on first $750 million
Exchange Reserves                                 0.105% on next $750 million
                         AXA Enterprise           0.08% on next $1 billion
                         Multimanager Money       0.06% on next $2.5 billion
                         Market II                0.05% on the balance

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Fund by the Adviser. In addition, since each of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arms-length bargaining or negotiations.


II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services by other investment advisers. Lipper's analysis included the Fund's ranking with respect to the proposed management fees relative to the Lipper group median at the approximate current asset level of the Fund.(8)

-------------------------------------------------------------------------------
(7) The fee charged to the fund includes a 0.10% fee for administrative services.

(8) It should be noted that "effective management fee" is calculated by Lipper using the Fund's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" means that the AllianceBernstein Fund has the lowest effective fee rate in the Lipper peer group.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

                                         Effective      Lipper
                                         Management     Group
Fund                                       Fee(9)       Median        Rank
--------------------------------------------------------------------------------
AllianceBernstein Exchange Reserves        0.250        0.405         4/15

Lipper also analyzed the expense ratio of the Fund in comparison to its Lipper Expense Group(10) and Lipper Expense Universe(11). Lipper describes a Lipper Expense Group as a representative sample of comparable funds, consisting of all funds in the investment classification/objective with a similar load type as the subject Fund. The Lipper Expense Universe is a broader collection of funds. The results of that analysis are set forth below:

                                              Lipper    Lipper   Lipper   Lipper
                                    Expense  Universe  Universe  Group    Group
Fund                                Ratio(12)  Median    Rank    Median    Rank
--------------------------------------------------------------------------------
AllianceBernstein Exchange Reserves   1.109    0.944    83/104    1.001    12/15

Based on this analysis the Fund has a more favorable ranking on an advisory fee basis than on a total expense ratio basis. This has resulted in a variety of efforts by the Adviser to lower non-management expenses.


III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The profitability information for the Fund prepared by the Adviser for the Board of Trustees was reviewed by the Senior Officer. An independent consultant is working with the Adviser's personnel on a new system to produce profitability information at the Fund level which will reflect the Adviser's management reporting approach. It is possible that future Fund profitability information may differ from previously reviewed information due to changes in methodologies and allocations. See Section IV for additional discussion.


IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR  SUPPLYING SUCH
SERVICES.

The Adviser's profitability from providing investment advisory services to the Fund decreased during calendar 2004 relative to 2003.

In addition to the Adviser's direct profits from managing the Fund, certain of the Adviser's affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution services to the Fund and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and con-

-------------------------------------------------------------------------------
(9) It should be noted that the "effective management fee" rate for the Fund does not reflect the payments by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services. The dollar amount and basis point impact of such payments on the Fund is discussed in Section I.

(10) Lipper uses the following criteria in screening funds to be included in each Fund's Expense Group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An Expense Group will typically consist of seven to twenty funds.

(11) Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an Expense Group when selecting an Expense Universe. Unlike an Expense Group, an Expense Universe allows for the same adviser to be represented by more than just one fund.

(12)  Most recent fiscal year end Class A share expense ratio.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

tingent deferred sales charges ("CDSC"). Additional information regarding distribution related fees can be found in the prospectus of the Fund.

The Adviser's affiliate, AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), is the Fund's principal underwriter. ABIRM and the Adviser have disclosed in the Fund's prospectus that they may make payments(13) from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Fund. In 2004, ABIRM paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds for distribution services and educational support. For 2005, it is anticipated, ABIRM will pay approximately 0.04% of the average monthly assets of the Fund for such purposes.

ABIRM received the amounts set forth below in Rule 12b-1 fees and CDSC for the Fund during the Fund's most recent fiscal year. A significant percentage of such amounts were paid out to third party intermediaries by ABIRM.

Fund                                 12b-1 Fees Received   CDSC Received
--------------------------------------------------------------------------------
AllianceBernstein Exchange Reserves      $2,739,917          $912,784

Fees and reimbursements for out of pocket expenses charged by Alliance Global Investor Services, Inc. ("AGIS"), the affiliated transfer agent, are based on the level of the network account and the class of share held by the account. AGIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. AGIS' after-tax profitability decreased in 2004 in comparison to 2003.

AGIS received the following fee from the Fund in the most recent fiscal year:

Fund                                                         AGIS Fee
--------------------------------------------------------------------------------
AllianceBernstein Exchange Reserves                         $1,705,414


V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedule in the Investment Advisory Agreement reflect a sharing of economies of scale to the extent the breakpoints are reached. Based on some of the professional literature that has considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant made a presentation to the Board of Trustees and the Senior Officer regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. It is contemplated that additional work will be performed to determine if the benefits of economies of scale or scope are being passed to shareholders by the Adviser. In the meantime, it is clear that to the extent the Fund's assets exceed the initial breakpoint its shareholders benefit from a lower fee rate.

-------------------------------------------------------------------------------
(13) The total amount paid to the financial intermediary in connection with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year's Fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year.

                                            AllianceBernstein Exchange Reserves
-------------------------------------------------------------------------------

VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES INCLUDING THE PERFORMANCE OF THE FUND.

With assets under management of $516 billion as of June 30, 2005, the Adviser has the investment experience to manage and provide non-investment services (described in Section II) to the Fund.

The information prepared by Lipper showed the 1, 3, 5 and 10 year performance ranking of the Fund(14) relative to its Lipper group and universe for the periods ended May 31, 2005:

                                               Group             Universe
--------------------------------------------------------------------------------
AllianceBernstein Exchange Reserves
       1 year                                  8/15               76/129
       3 year                                  6/12               69/116
       5 year                                  7/11               57/90
       10 year                                 4/5                29/36

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)(15) versus its benchmarks(16).

                                             Periods Ending May 31, 2005
                                                Annualized Performance
--------------------------------------------------------------------------------
                                          1       3       5      10      Since
Funds                                   Year    Year    Year    Year   Inception
--------------------------------------------------------------------------------
AllianceBernstein Exchange Reserves     1.02    0.55    1.68    3.04     3.11
Lipper Money Market Average/# of funds  1.21    0.79    1.94    3.45     3.60


CONCLUSION:

Based on the factors discussed above the Senior Officer's conclusion is that the proposed fee for the Fund is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: October 12, 2005

-------------------------------------------------------------------------------
(14)  The performance rankings are for the Class A shares of the Fund.

(15)  The Fund's performance returns are for the Class A shares of the Fund.

(16) The Adviser provided Fund and benchmark performance return information for periods through May 31, 2005 in order to maintain consistency with Lipper's performance rankings in the analysis.

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


(This page left intentionally blank.)

EXC-0152-0306


ITEM 2.     CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.


ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.     SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.    EXHIBITS.

The following exhibits are attached to this Form N-CSR:


EXHIBIT NO. DESCRIPTION OF EXHIBIT
----------  -------------------------------------------------------------------
12 (b) (1)  Certification of Principal Executive Officer Pursuant to Section
            302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)  Certification of Principal Financial Officer Pursuant to Section
            302 of the Sarbanes-Oxley Act of 2002

12 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  AllianceBernstein Exchange Reserves

By:         /s/ Marc O. Mayer
            -----------------
            Marc O. Mayer
            President

Date:     May 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Marc O. Mayer
            -----------------
            Marc O. Mayer
            President

Date:    May 29, 2006

By:         /s/ Mark D. Gersten
            -------------------
            Mark D. Gersten
            Treasurer and Chief Financial Officer

Date:    May 29, 2006